Shareholders' Equity (Details) - USD ($)								3 Months Ended	6 Months Ended
	Jul. 08, 2026	Jul. 02, 2026	Dec. 29, 2025	Oct. 22, 2025	Sep. 19, 2025	May 30, 2025	Dec. 15, 2022	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025 [1]	Dec. 14, 2022	Oct. 18, 2021
Shareholders’ Equity [Line Items]
Ordinary shares par value (in Dollars per share)				$ 0.0025
Preferred shares authorized									100,000,000		100,000,000
Preferred shares par value (in Dollars per share)									$ 0.025		$ 0.025
Preferred shares issued
Consolidated shares			1
Total gross proceeds (in Dollars)								$ 17,820,000
Stock compensation expense shares									56,497
Amount of fair value (in Dollars)					$ 1,173,920				$ 911,601
Shares converted				1
Consideration amount									10,280,000
Board of Directors Chairman [Member]
Shareholders’ Equity [Line Items]
Ordinary shares par value (in Dollars per share)				$ 0.0001
Reverse share split				1-for-25
CEO [Member]
Shareholders’ Equity [Line Items]
Amount of fair value (in Dollars)										$ 1,001,600
Starfish Technology-Fze [Member]
Shareholders’ Equity [Line Items]
Issuance of ordinary shares					9,280
Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares authorized													500,000,000
Ordinary shares par value (in Dollars per share)						$ 0.0001						$ 0.025	$ 0.025
Ordinary shares issued						1,700,000,000	400,000					4,000	40,000
Issuance of ordinary shares							396,000
Ordinary shares outstanding							400,000
Ordinary Shares [Member] | Director [Member]
Shareholders’ Equity [Line Items]
Ordinary shares par value (in Dollars per share)							$ 0.025
Ordinary shares issued							396,000
Preferred Stock [Member]
Shareholders’ Equity [Line Items]
Preferred shares authorized												100,000,000
Preferred shares par value (in Dollars per share)												$ 0.025
Issuance of ordinary shares
Fair value, shares
Cleared funds [Member]
Shareholders’ Equity [Line Items]
Subscription receivable (in Dollars)							$ 990
Existing shareholders [Member]
Shareholders’ Equity [Line Items]
Subscription receivable (in Dollars)							$ 990
Subsequent Event [Member]
Shareholders’ Equity [Line Items]
Ordinary shares par value (in Dollars per share)	$ 0.025
Subsequent Event [Member] | Starfish Technology-Fze [Member]
Shareholders’ Equity [Line Items]
Consideration amount		$ 1,000,000
General Shareholder Meeting [Member]
Shareholders’ Equity [Line Items]
Ordinary shares par value (in Dollars per share)						$ 0.0001
Preferred shares par value (in Dollars per share)						$ 0.0001
Authorized share capital						180,000
Preferred shares issued						100,000,000
Number of votes per common share						20
General Shareholder Meeting [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares authorized						1,600,000,000
Ordinary shares issued						400,000,000
Authorized share capital						50,000
Standby Equity Subscription Agreements [Member]
Shareholders’ Equity [Line Items]
Subscription receivable (in Dollars)									$ 4,814,678
Shareholders [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares par value (in Dollars per share)												$ 0.025
Ordinary shares issued												400,000,000
Consultants [Member]
Shareholders’ Equity [Line Items]
Fair value, shares										3,138
Amount of fair value (in Dollars)										$ 735,136
Share compensation expense										3,138
Minimum [Member]
Shareholders’ Equity [Line Items]
Ordinary shares par value (in Dollars per share)			$ 0.0001
Purchase price per share (in Dollars per share)								$ 135.63
Maximum [Member]
Shareholders’ Equity [Line Items]
Ordinary shares par value (in Dollars per share)			$ 0.0025
Purchase price per share (in Dollars per share)								$ 992.5
Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares authorized									160,000,000		160,000,000
Ordinary shares par value (in Dollars per share)									$ 0.025		$ 0.025
Ordinary shares issued									2,746,211		118,584
Issuance of ordinary shares			25					26,856
Ordinary shares outstanding									2,746,211		118,584
Reverse share split			25-for-1
Class A Ordinary Shares [Member] | Board of Directors Chairman [Member]
Shareholders’ Equity [Line Items]
Stock compensation expense shares										1,600,000
Class A Ordinary Shares [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Issuance of ordinary shares										26,856
Fair value, shares										10,000
Share compensation expense									56,497	3,138
Class A Ordinary Shares [Member] | Subsequent Event [Member]
Shareholders’ Equity [Line Items]
Ordinary shares par value (in Dollars per share)	$ 0.0025
Ordinary shares issued	10
Ordinary shares outstanding	10
Shares converted	1
Class A Ordinary Shares [Member] | General Shareholder Meeting [Member]
Shareholders’ Equity [Line Items]
Ordinary shares authorized						1,600,000,000
Ordinary shares par value (in Dollars per share)						$ 0.0001
Ordinary shares issued						1,600,000,000
Class A Ordinary Shares [Member] | Standby Equity Subscription Agreements [Member]
Shareholders’ Equity [Line Items]
Issuance of ordinary shares									2,569,577
Class B Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares authorized									100,000,000		100,000,000
Ordinary shares par value (in Dollars per share)									$ 0.0001		$ 0.0001
Ordinary shares issued									3,600,000		3,600,000
Ordinary shares outstanding									3,600,000		3,600,000
Class B Ordinary Shares [Member] | Board of Directors Chairman [Member]
Shareholders’ Equity [Line Items]
Stock compensation expense shares										1,600,000
Class B Ordinary Shares [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Issuance of ordinary shares
Fair value, shares
Share compensation expense										1,600,000
Class B Ordinary Shares [Member] | General Shareholder Meeting [Member]
Shareholders’ Equity [Line Items]
Ordinary shares authorized						100,000,000
Ordinary shares par value (in Dollars per share)						$ 0.0001
Ordinary shares issued						100,000,000
Preferred shares par value (in Dollars per share)						$ 0.0001
Class B Ordinary Shares [Member] | General Shareholder Meeting [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares par value (in Dollars per share)						$ 0.0001
Starfish Technology-Fze [Member]
Shareholders’ Equity [Line Items]
Equity interest percentage					100.00%

[1]	Certain prior-period amounts have been reclassified for discontinued operations presentation, with corresponding explanation in Note 4